Pension schemes - Summary of average life expectancy assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Member currently aged sixty years average life expectancy | United Kingdom
Disclosure of defined benefit plans
Male average life expectancy	85 years	85 years	85 years
Female average life expectancy	89 years	89 years	88 years
Member currently aged sixty years average life expectancy | United States
Disclosure of defined benefit plans
Male average life expectancy	86 years	86 years	86 years
Female average life expectancy	88 years	88 years	88 years
Member currently aged forty five years average life expectancy | United Kingdom
Disclosure of defined benefit plans
Male average life expectancy	87 years	86 years	86 years
Female average life expectancy	90 years	90 years	90 years
Member currently aged forty five years average life expectancy | United States
Disclosure of defined benefit plans
Male average life expectancy	87 years	86 years	86 years
Female average life expectancy	89 years	89 years	89 years